Matthews Asia Dividend Fund	September 30, 2022

Schedule of Investments[a] (unaudited)

COMMON EQUITIES: 94.4%

	Shares	Value

CHINA/HONG KONG: 27.0%
Minth Group, Ltd.	51,801,000	$113,755,574
Alibaba Group Holding, Ltd.[b]	7,789,700	77,736,056
Tencent Holdings, Ltd.	1,971,000	66,573,125
Baidu, Inc. A Shares[b]	3,801,900	55,968,537
China Tourism Group Duty Free Corp., Ltd. A Shares	1,782,724	48,923,608
JD.com, Inc. A Shares	1,712,633	43,206,617
OPT Machine Vision Tech Co., Ltd. A Shares	1,783,792	39,222,228
Beijing-Shanghai High Speed Railway Co., Ltd. A Shares	59,166,370	37,354,751
NetEase, Inc.	2,333,700	35,214,214
Pharmaron Beijing Co., Ltd. A Shares	4,331,596	32,703,850
Link REIT	4,067,800	28,395,315
AIA Group, Ltd.	3,348,400	27,878,467
Yuexiu Transport Infrastructure, Ltd.	60,936,000	24,747,368
Pharmaron Beijing Co., Ltd. H Shares[c,d]	2,448,000	11,842,667

Total China/Hong Kong		643,522,377

JAPAN: 26.1%
KATITAS Co., Ltd.	3,319,800	73,912,833
Olympus Corp.	2,733,000	52,576,729
MISUMI Group, Inc.	1,948,200	41,949,459
Oriental Land Co., Ltd.	297,900	40,403,838
Kyoritsu Maintenance Co., Ltd.	972,000	40,160,790
Ajinomoto Co., Inc.	1,432,200	39,143,882
Dai-ichi Life Holdings, Inc.	2,444,600	38,869,933
Nintendo Co., Ltd.	904,200	36,470,276
Bandai Namco Holdings, Inc.	516,200	33,639,868
Toyota Motor Corp.	2,562,400	33,491,730
Recruit Holdings Co., Ltd.	1,091,900	31,452,894
Disco Corp.	140,300	30,929,395
Kotobuki Spirits Co., Ltd.	510,200	29,388,671
AGC, Inc.	916,200	28,523,013
Japan Steel Works, Ltd.	1,358,900	26,795,490
IHI Corp.	1,183,500	25,313,070
Rakus Co., Ltd.	2,096,300	19,683,999

Total Japan		622,705,870

VIETNAM: 12.0%
FPT Corp.	19,950,840	66,970,396
Asia Commercial Bank JSC[b]	67,303,987	62,247,116
Vinhomes JSC[c,d]	21,913,710	46,346,753
Hoa Phat Group JSC	49,904,367	43,985,149
Mobile World Investment Corp.	14,902,000	39,735,114
KIDO Group Corp.	10,296,000	26,964,173

Total Vietnam		286,248,701

AUSTRALIA: 8.6%
Breville Group, Ltd.	5,206,488	60,071,331
IDP Education, Ltd.	3,395,188	57,034,011
Treasury Wine Estates, Ltd.	4,826,664	38,837,046
Worley, Ltd.	3,129,001	25,509,740
QBE Insurance Group, Ltd.	3,118,969	23,141,647

Total Australia		204,593,775

INDIA: 7.8%
UNO Minda, Ltd.	20,121,277	137,340,541

	Shares	Value

ICICI Bank, Ltd.	4,676,060	$49,095,162

Total India		186,435,703

SINGAPORE: 3.3%
BOC Aviation, Ltd.[c,d]	6,932,200	49,006,969
Capitaland India Trust	40,181,700	29,265,007

Total Singapore		78,271,976

TAIWAN: 3.0%
Taiwan Semiconductor Manufacturing Co., Ltd.	2,831,469	37,532,232
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	485,721	33,301,032

Total Taiwan		70,833,264

THAILAND: 2.3%
Bangkok Dusit Medical Services Public Co., Ltd. F Shares	69,118,800	53,883,091

Total Thailand		53,883,091

INDONESIA: 2.0%
PT Bank Rakyat Indonesia Persero Tbk	162,952,284	47,691,679

Total Indonesia		47,691,679

PHILIPPINES: 1.3%
Globe Telecom, Inc.	865,260	29,884,427

Total Philippines		29,884,427

BANGLADESH: 1.0%
GrameenPhone, Ltd.	8,747,473	24,796,429

Total Bangladesh		24,796,429

TOTAL COMMON EQUITIES		2,248,867,292

(Cost $2,515,040,191)

PREFERRED EQUITIES: 1.2%

SOUTH KOREA: 1.2%
LG Chem, Ltd., Pfd.	162,530	28,306,151

Total South Korea		28,306,151

TOTAL PREFERRED EQUITIES		28,306,151

(Cost $23,457,432)

RIGHTS: 0.0%

PHILIPPINES: 0.0%
Globe Telecom, Inc., Rights, expires 10/21/22[b]	67,822	398,883

Total Philippines		398,883

TOTAL RIGHTS		398,883

(Cost $0)

matthewsasia.com | 800.789.ASIA	1

Matthews Asia Dividend Fund	September 30, 2022

Schedule of Investments[a] (unaudited) (continued)

RIGHTS (continued)

Value

TOTAL INVESTMENTS: 95.6%	$2,277,572,326
(Cost $2,538,497,623)

CASH AND OTHER ASSETS, LESS LIABILITIES: 4.4%	105,961,235

NET ASSETS: 100.0%	$2,383,533,561

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.

b	Non-income producing security.

c

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At September 30, 2022, the aggregate value is $107,196,389, which is 4.50% of net assets.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

ADR	American Depositary Receipt

JSC	Joint Stock Co.

Pfd.	Preferred

REIT	Real Estate Investment Trust

Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

2	MATTHEWS ASIA FUNDS